Organization and Business Description (Tables)	12 Months Ended
Jul. 31, 2026
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements

The principal entities included in the consolidated financial statements as of July 31, 2026 were:

Entity	Jurisdiction	Ownership / relationship	Principal activities
Bao Cayman	Cayman Islands	100% owned by CTW	Investment holding
CTW Inc. (“CTW Japan”)	Japan	100% owned by Bao Cayman	Game distribution and related services
CTW G123 Singapore Pte. Ltd. (“CTW Singapore”)	Singapore	100% owned by Bao Cayman	Game distribution and related services
CTW HK Limited (“CTW HK”)	Hong Kong	100% owned by CTW	Investment holding
Beijing Weiyou Chuxin Tech Co., Ltd. (“WFOE”)	Beijing, PRC	100% owned by CTW HK	Investment holding
Shanghai Weiyouyi Chuxin Technology Co., Ltd. (“CTW Shanghai”)	Shanghai, PRC	100% owned by WFOE	Research and development center
Change the World Corporation (“CTW Korea”)	Seoul, Korea	100% owned by CTW Japan	Platform development and end-user support
CTW US Inc. (“CTW US”)	Delaware, USA	100% owned by CTW	Platform development and end-user support
AinekoX Co., Ltd. (“AinekoX”)	Taiwan	VIE	Art and design center
Shanghai Tuwaii Tech Co., Ltd. (“Tuwaii”)	Shanghai, PRC	VIE	Research and development center (no operating activity since January 2026)
Shanghai Cangyuan Zhidian Tech Co., Ltd. (“Cangyuan”)	Shanghai, PRC	VIE	Platform development and support

Schedule of Financial Information of the Vies, Before Intercompany Eliminations

The following financial information of the VIEs, before intercompany eliminations, is included in the consolidated financial statements:

	As of July 31,
	2026	2025
Current assets	$947,070	$963,273
Non-current assets	3,872,862	4,966,830
Total assets	$4,819,932	$5,930,103
Current liabilities	1,199,548	1,308,319
Non-current liabilities	3,245,413	4,676,603
Total liabilities	$4,444,961	$5,984,922
Of which: amounts due from Group entities	706,652	194,661
Of which: amounts due to Group entities	998,402	1,227,896

	For the years ended July 31,
	2026	2025	2024
Net revenue	$5,779,482	$6,024,802	$1,081,753
Net income (loss)	417,815	(20,121)	(187,608)
Net cash provided by (used in) operating activities	220,082	319,269	(276,307)
Net cash used in investing activities	(323,451)	(480,812)	(209,688)
Net cash provided by financing activities	—	282,175	856,591